Long-Term Debt	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Long-term debt	LONG-TERM DEBT
Long-term debt consisted of the following:

	December 31,	December 31,
	2025	2024
Funding program loans from European Investment Bank ("EIB"):
2.69% due 2028, floating interest rate at Euribor +0.589%	90	106
2.61% due 2029, floating interest rate at Euribor +0.564%	115	127
2.56% due 2031, floating interest rate at Euribor +0.473%	236	244
2.58% due 2031, floating interest rate at Euribor +0.550%	116	120
2.73% due 2033, floating interest rate at Euribor +0.558%	282	281
5.07% due 2034, floating interest rate at Secured Overnight Financing Rate +0.939%	270	300
Credit Facility from Cassa Depositi e Prestiti SpA ("CDP SpA")
2.84% due 2027, floating interest rate at Euribor +0.690%	44	65
2.65% due 2028, floating interest rate at Euribor +0.550%	59	69
2.95% due 2029, floating interest rate at Euribor +0.850%	67	74
Dual tranche senior unsecured convertible bonds
zero-coupon, due 2025 ("Tranche A")	—	749
zero-coupon, due 2027 ("Tranche B")	749	749
Finance leases:
3.58% due 2025, fixed interest rate	—	8
0.00% due 2026, fixed interest rate	37	—
3.86% due 2027, fixed interest rate	36	34
3.78% due 2042, fixed interest rate	25	23
1.75% due 2042, fixed interest rate	1	1
4.73% due 2045, fixed interest rate	3	—
5.85% due 2027, fixed interest rate	1	—
Other funding program loans:
0.25% (weighted average), due 2026-2028, fixed interest rate	2	3
Total long-term debt	2,133	2,953
Less current portion	(298)	(990)
Total long-term debt, less current portion	1,835	1,963

Long-term debt is denominated in the following currencies:

	December 31, 2025	December 31, 2024
U.S. dollar	1,056	1,798
Euro	1,077	1,155
Total	2,133	2,953
On August 4, 2020, the Company issued a $1.5 billion principal amount of dual tranche senior unsecured convertible bonds (Tranche A and Tranche B for $750 million each tranche), due 2025 and 2027, respectively. Tranche A bonds were issued at 105.8% as zero-coupon bonds while Tranche B bonds were issued at 104.5% as zero-coupon bonds. The conversion price at issuance was $43.62 for Tranche A equivalent to a 47.5% conversion premium and $45.10 for Tranche B, equivalent to a 52.5% conversion premium. These conversion features correspond to an equivalent of 4,585 shares per each Tranche A bond $200,000 par value and an equivalent of 4,435 shares per each Tranche B bond $200,000 par value. The bonds are convertible by the bondholders or are callable by the issuer upon certain conditions, on a net-share settlement basis, except if the issuer elects a full-cash or full-share conversion as an alternative settlement. The net proceeds from the bond offering were $1,567 million, after deducting issuance costs paid by the Company.
On August 4, 2025, Tranche A bonds were fully settled in cash for their principal amount of $750 million, since Tranche A reached maturity while the conversion options were out-of-the money. As per contractual terms, the bondholders have full conversion rights on Tranche B bonds starting August 2024 and Tranche B bonds are callable by the Company with a 130% contingent feature, with the exercise of its call rights being preceded by the release, by the Company, of an Optional Redemption Notice.
Tranche B bonds were reported as “Long-term debt” in the consolidated balance sheet as of December 31, 2025, based on their original maturity and the fact that, as of December 31, 2025, the Company's stock price did not exceed the conversion price of the senior unsecured convertible bonds.
Aggregate future maturities of total long-term debt (including current portion) at principal amount are as follows:

December 31,
2025
2026	298
2027	989
2028	248
2029	171
2030	125
Thereafter	303
Total	2,134

The difference between the total aggregated future maturities in the preceding table and the total carrying amount of long-term debt is due to unamortized issuance costs on the dual tranche senior unsecured convertible bonds.
Credit facilities
The Company’s long-term debt contains standard conditions but does not impose minimum financial ratios. The Company had unutilized committed medium-term credit facilities with core relationship banks totaling $640 million as of December 31, 2025.
The EIB Loans are comprised of three long-term amortizing credit facilities as part of R&D funding programs. The first one, signed in August 2017, is a €500 million loan in relation to R&D and capital expenditures in the European Union. The entire amount was fully drawn in Euros corresponding to $205 million outstanding as of December 31, 2025. The second one, signed in 2020, is a €500 million credit facility agreement with EIB to support R&D and capital expenditure programs in Italy and France. The amount was fully drawn in Euros representing $352 million outstanding as of December 31, 2025. In 2022, the Company signed a third long-term amortizing credit facility with the EIB of €600 million. Of this amount, €300 million was withdrawn in Euros in 2022, and $300 million was withdrawn in U.S Dollars during 2024, representing a total outstanding balance of $552 million on December 31, 2025. In December 2025, the Company entered into a €500 million financing agreement with EIB to support the acceleration of R&D and high-volume chip manufacturing in Italy and France. This agreement represents the first tranche of a broader €1 billion credit line approved by EIB in favor of the Company.
The CDP loans are comprised of two long-term credit facilities. The first, signed in 2021, is a €150 million loan, fully drawn in Euros, of which $44 million were outstanding as of December 31, 2025. The second one, signed in 2022, is a €200 million loan, fully drawn in Euros, of which $126 million was outstanding as of December 31, 2025.